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                          SUN CAPITAL ADVISERS TRUST

                      SUN CAPITAL BLUE CHIP MID CAP FUND


     Supplement dated April 13, 2000 to Prospectus dated September 1, 1999

In the "Portfolio Managers" table on page 13, the sections describing the fund manager for the Blue Chip Mid Cap Fund are replaced in their entirety with the following:


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
FUND                                 FUND MANAGER(S)                   POSITIONS DURING PAST FIVE YEARS
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
Blue Chip Mid Cap Fund             Team Managed          The Fund is managed by Wellington Management Company, LLP's
                                                         Mid-Cap Opportunities Team.  The Team focuses on
                                                         investments in mid-cap equity securities and is comprised
                                                         of investment professionals with an average of 12 years of investment experience.
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